As filed with the Securities and Exchange Commission on October 19, 2015

Securities Act File No. 333-56881

Investment Company Act File No. 811-8817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 142	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 149 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 142 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 142 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 19th day of October, 2015.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Interested Trustee and President and Chief Executive Officer	October 19, 2015
Shaun P. Mathews*
	Senior Vice President and Chief/Principal Financial Officer	October 19, 2015
Todd Modic*
	Trustee	October 19, 2015
Colleen D. Baldwin*
	Trustee	October 19, 2015
John V. Boyer*
	Trustee	October 19, 2015
Patricia W. Chadwick*
	Trustee	October 19, 2015
Albert E. DePrince, Jr.*
	Trustee	October 19, 2015
Peter S. Drotch*
	Trustee	October 19, 2015
Martin J. Gavin *
	Trustee	October 19, 2015
Russell H. Jones*
	Trustee	October 19, 2015
Patrick W. Kenny*
	Trustee	October 19, 2015
Joseph E. Obermeyer*
	Trustee	October 19, 2015
Sheryl K. Pressler*
	Trustee	October 19, 2015
Christopher P. Sullivan*
	Trustee	October 19, 2015
Roger B. Vincent*

* By: Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of attorney for Shaun Mathews, Todd Modic and each Trustee dated July 9, 2015 were filed as an attachment with Post-Effective Amendment No. 140 on July 29, 2015 and are incorporated herein by reference. . The Power of Attorney for Martin J. Gavin, dated August 1, 2015 was filed as an attachment with Post-Effective Amendment No. 141 to the Registrant’s Form N-1A Registration Statement on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015 is filed herein.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2, and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of October 1, 2015.

/s/ Christopher P. Sullivan
Christopher P. Sullivan
Director and Trustee

EXHIBIT INDEX

Voya Equity Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase